Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Shares Class A	Ordinary Shares Class B	Treasury shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total SunCar Technology Group Inc’s shareholder’ equity	Non-controlling interests	Total
Balance at Dec. 31, 2023	$ 4	$ 5		$ 144,160	$ (126,724)	$ (1,367)	$ 16,078	$ 51,912	$ 67,990
Balance (in Shares) at Dec. 31, 2023	40,076,493	49,628,565
Balance (in Shares) at Dec. 31, 2023			(200,000)
Net loss					(3,267)		(3,267)	(1,720)	(4,987)
Share-based compensation								374	374
Foreign currency translation						60	60	(905)	(845)
Balance at Mar. 31, 2024	$ 4	$ 5		144,160	(129,991)	(1,307)	12,871	49,661	62,532
Balance (in Shares) at Mar. 31, 2024	40,076,493	49,628,565
Balance (in Shares) at Mar. 31, 2024			(200,000)
Balance at Dec. 31, 2024	$ 5	$ 5		208,701	(195,387)	(1,432)	11,892	54,342	66,234
Balance (in Shares) at Dec. 31, 2024	51,845,493	46,659,565
Balance (in Shares) at Dec. 31, 2024			(200,000)
Net loss					(3,402)		(3,402)	(245)	(3,647)
Share-based compensation								370	370
Issuance of ordinary shares, net of offering costs	$ 1			41,630			41,631		41,631
Issuance of ordinary shares, net of offering costs (in Shares)	7,142,858
Shares repurchase				(13,771)			(13,771)		(13,771)
Shares repurchase (in Shares)			(2,805,067)
Foreign currency translation						(1,534)	(1,534)	331	(1,203)
Balance at Mar. 31, 2025	$ 6	$ 5		$ 236,560	$ (198,789)	$ (2,966)	$ 34,816	$ 54,798	$ 89,614
Balance (in Shares) at Mar. 31, 2025	58,988,351	46,659,565
Balance (in Shares) at Mar. 31, 2025			(3,005,067)